Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Investments
The following table sets forth the investments the Group holds as of December 31, 2020 and 2021, respectively.

	As of December 31,
	2020	2021
Equity method investments	129,622	132,377
Non-marketable equity investments	820,893	838,740

	950,515	971,117

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2020
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,970,958	—	1,970,958

December 31, 2021
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,204,901	—	1,204,901

Summary of Equity Securities without Readily Determinable Fair Value	The following table sets forth the unrealized gains and losses from remeasurement (referred to as upward or downward adjustments) recorded as adjustments to the carrying value of non-marketable
equity investments held as of December 31, 2019, 2020 and 2021 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	For the years ended December 31,
	2019	2020	2021
Upward adjustments	3,149	—	—
Downward adjustments (including impairment)	—	(36,600)	—

Total unrealized gain (losses)	3,149	(36,600)	—

The following table sets forth the total carrying value of the Group’s non-marketable
equity investments at fair value on a
non-recurring
basis held as of December 31, 2020 and 2021 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities:

	As of December 31,
	2020	2021
Initial cost basis	854,174	872,021
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(36,600)	(36,600)

Total carrying value at the end of the period	820,893	838,740

Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans
The net interest income recorded in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Interest income	1,342,289	1,341,657	1,290,016
Less: Interest expense	(235,620)	(228,320)	(73,846)

Net interest income	1,106,669	1,113,337	1,216,170

Schedule of Estimated Useful Life and Residual Value of Property and Equipment, Net	The following table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3- 5 years	5%
Computer and electronic equipment	3- 5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1- 5 years	Nil

Schedule of Guarantee and Quality Assurance Fund Obligations Movement Activities
The following table sets forth the Group’s quality assurance obligations movement activities for the year ended December 31, 2019:

For the year ended December 31,
2019
Opening balance	3,819,379
Fair value of newly written guarantee and quality assurance obligation	6,156,826
Release of guarantee and quality assurance payable upon repayment	(6,718,809)
Contingent liability	6,409,884
Payouts during the year	(12,299,134)
Recoveries during the year	7,408,007

Ending balance	4,776,153

Disaggregation of Revenue
The following table sets forth the Group’s operating revenue from different service types:

	For the years ended December 31,
	2019		2020		2021
	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation
Loan facilitation service fees	2,984,063	326,812	1,908,851	—	3,604,019	190,163
Post-facilitation service fees	1,096,660	103,713	672,981	—	1,287,760	21,805
Other revenue
-borrowers referral fee	—	130,677	—	290,337	—	239,070
-investment management fee	109,423	—	31,767	—	—	—
-others	37,949	66,791	95,286	64,496	105,758	211,871

	4,228,095	627,993	2,708,885	354,833	4,997,537	662,909

Schedule Of Movement Of Deferred Guarantee Income

Deferred guarantee income:	For the years ended December 31,
	2020	2021
Opening balance upon adoption of ASC Topic 326 (Note 2(b))	1,873,254	1,259,396
Newly written quality assurance obligations	2,838,707	2,423,619
Release of quality assurance obligations upon repayment	(3,386,032)	(2,593,512)
Termination of P2P quality assurance obligations*	(66,533)	—

Ending balance	1,259,396	1,089,503

Schedule Of Expected Credit Losses For Quality Assurance Commitment

Expected credit losses for quality assurance commitment:	For the years ended December 31,
	2020	2021
Opening balance upon adoption of ASC Topic 326 (Note 2(b))	3,593,021	2,390,501
Provision for credit losses of quality assurance obligations	2,057,558	1,904,473
Payouts during the year	(8,297,516)	(7,227,869)
Recoveries during the year	5,199,893	6,121,456
Termination of P2P quality assurance obligations*	(162,455)	—

Ending balance	2,390,501	3,188,561

Schedule Of Quality Assurance Obligation And Receivables
The following table presents the Group’s quality assurance receivable as of December 31, 2020 and 2021:

	For the years ended December 31,
	2020	2021
Quality assurance receivable	1,345,068	1,171,304
Allowance for credit losses for quality assurance receivable	(223,514)	(239,506)

Quality assurance receivable, net	1,121,554	931,798

Summary of Aging of Past Due Quality Assurance Receivable	The following table presents quality assurance receivables based on type of borrowers and delinquency as of December 31, 2020 and 2021:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total quality assurance receivable
December 31, 2020
New borrowers	26,708	5,651	5,312	5,407	43,078	191,155	234,233
Repeat borrowers	70,819	25,745	22,647	15,388	134,599	976,236	1,110,835

Total	97,527	31,396	27,959	20,795	177,677	1,167,391	1,345,068

December 31, 2021
New borrowers	9,094	2,340	2,004	1,931	15,369	269,919	285,288

Repeat borrowers	27,695	6,771	5,935	5,616	46,017	839,999	886,016

Total	36,789	9,111	7,939	7,547	61,386	1,109,918	1,171,304

Schedule of Information about movement of quality assurance Receivable
The following table sets forth the movement in the allowance for credit losses for quality assurance receivable as of December 31, 2020 and 2021, respectively:

	For the years ended December 31,
	2020	2021
Beginning balance	809,503	223,514
Impact of adoption of ASC 326 (Note 2(b))	34,998	—
Provision/(reversal) for credit losses	(49,590)	59,136
Write-offs	(571,397)	(43,144)

Ending balance	223,514	239,506

Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Summary of Financial Information of VIE and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries (including the consolidated trusts), which are included in the Group’s consolidated financial statements. Transactions between the VIEs (including the consolidated trusts) and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	1,660,549	2,176,581
Restricted cash	3,176,799	3,691,832
Short-term investments	1,970,958	1,173,523
Accounts receivable and contract assets	685,556	1,805,079
Quality assurance receivable	1,121,554	931,798
Property, equipment and software, net	67,010	43,241
Intangible assets	35,187	35,187
Right of use assets	54,385	48,941
Loans and receivables, net of credit loss allowance for loans receivables	2,107,837	1,696,495
Investments	888,081	820,607
Investment in subsidiaries and VIEs	48,147	70,578
Deferred tax assets	149,511	343,494
Amounts due from Group companies	—	2,200,275
Prepaid expenses and other assets	1,002,863	1,672,654

Total assets	12,968,437	16,710,285

Payable to platform customers	103,453	81,150
Deferred guarantee income	1,259,396	1,089,503
Expected credit losses for quality assurance commitment	2,390,501	3,188,561
Payroll and welfare payable	132,955	146,697
Taxes payable	53,552	57,237
Funds payable to investors of consolidated trusts	1,661,841	1,795,640
Contract liabilities	—	6,826
Deferred tax liabilities	67,217	45,656
Leasing liabilities	42,775	33,184
Amounts due to Group companies	2,151,941	4,005,052
Amounts due to related party	1,984	2,265
Accrued expenses and other liabilities	472,446	598,570

Total liabilities	8,338,061	11,050,341

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Third-party revenues	5,742,868	6,993,099	8,333,978
Inter-company revenues	27,033	159,319	796,071

Net revenues	5,769,901	7,152,418	9,130,049

Third-party expenses	(2,213,442)	(2,000,511)	(3,441,504)
Inter-company expenses	(1,837,121)	(1,129,163)	(2,545,816)
Related party expenses	(43,494)	(10,104)	(7,503)
Provision for accounts receivable and contract assets	(258,071)	(116,387)	(134,938)
Provision for loans receivable	(257,263)	(302,243)	32,317
Credit losses for quality assurance commitment	—	(2,007,968)	(1,963,609)

Total Operating expenses	(4,609,391)	(5,566,376)	(8,061,053)

Loss from subsidiaries and VIEs	(1,128)	(2,372)	(448)

Income from operations	1,159,382	1,583,670	1,068,548

Other income, net	32,435	100,830	93,674
Gain from quality assurance	98,405	—	—
Realized gain from financial guarantee derivatives	31,444	—	—
Fair value change of financial guarantee derivatives	(56,287)	—	—

Profit before income tax expense	1,265,379	1,684,500	1,162,222
Income tax expenses	(268,504)	(319,700)	(144,463)

Net profit	996,875	1,364,800	1,017,759

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash used in operating activities under service agreements for Inter-company	(239,476)	(2,143,205)	(2,313,224)
Cash provided by operating activities under service agreements for Inter-company	26,225	137,624	534,988
Net cash provided by operating activities for Third-party	209,889	2,415,649	1,412,435

Net cash provided by (used in) operating activities	(3,362)	410,068	(365,801)

Capital contribution to Group companies	—	—	(22,432)
Collection of loans from Group companies	—	—	389,043
Cash paid as loans extended to Group companies	—	—	(2,328,235)
Other investing activities	(981,638)	1,268,657	1,668,517

Net cash provided by (used in) investing activities	(981,638)	1,268,657	(293,107)

Repayment of loans to Group companies	—	—	(164,719)
Cash received as loans from Group companies	31,920	—	1,785,238
Other financing activities	2,000,911	(2,286,962)	69,454

Net cash provided by (used in) financing activities	2,032,831	(2,286,962)	1,689,973